Per share amounts	12 Months Ended
Dec. 31, 2019
Per share amounts
Per share amounts

16. Per share amounts

Basic and diluted net earnings per share have been determined based on the following:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Net earnings	32,799	271,650

Basic weighted average shares outstanding (‘000s)	154,736	140,619
Dilutive impact of equity based compensation (‘000s)	1,359	1,716
Diluted weighted average shares outstanding (‘000s)	156,095	142,335

Basic earnings per share	0.21	1.93
Diluted earnings per share	0.21	1.91